UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-04760

                              Scudder Advisor Funds
                              ---------------------
               (Exact name of registrant as specified in charter)


                                One South Street
                               Baltimore, MD 21202
                               -------------------
               (Address of principal executive offices) (Zip code)


                                  Paul Schubert
                                 345 Park Avenue
                               New York, NY 10154
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190
                                                     --------------

Date of fiscal year end:  09/30
                          -----

Date of reporting period:  06/30/05
                          ----------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder Small Cap Growth Fund
Investment Portfolio as of June 30, 2005 (Unaudited)
----------------------------------------------------------------------------------------------------------------

                                                                                   Shares              Value ($)
                                                                              ----------------------------------


Common Stocks 99.0%
Consumer Discretionary 21.4%
Hotels Restaurants & Leisure 7.4%
Buffalo Wild Wings, Inc.*                                                         190,900             5,956,080
P.F. Chang's China Bistro, Inc.*                                                  212,300            12,521,454
RARE Hospitality International, Inc.*                                             365,400            11,133,738
Shuffle Master, Inc.* (c)                                                         357,150            10,010,914
                                                                                                   ------------
                                                                                                     39,622,186

Media 2.0%
Lions Gate Entertainment Corp.* (c)                                             1,038,300            10,652,958
                                                                                                   ------------
Specialty Retail 8.9%
A.C. Moore Arts & Crafts, Inc.*                                                   352,800            11,152,008
Aeropostale, Inc.*                                                                419,800            14,105,280
Hot Topic, Inc.*                                                                  590,900            11,298,008
Kenneth Cole Productions, Inc. "A"                                                341,400            10,624,368
                                                                                                   ------------
                                                                                                     47,179,664

Textiles, Apparel & Luxury Goods 3.1%
Gildan Activewear, Inc. "A"*                                                      404,400            10,655,940
The Warnaco Group, Inc.*                                                          262,800             6,110,100
                                                                                                   ------------
                                                                                                     16,766,040

Consumer Staples 2.9%
Household Products
Jarden Corp.*                                                                     287,200            15,485,824
                                                                                                   ------------
Energy 7.2%
Energy Equipment & Services 3.8%
Grey Wolf, Inc.*                                                                1,630,400            12,081,264
Universal Compression Holdings, Inc.*                                             216,100             7,831,464
                                                                                                   ------------
                                                                                                     19,912,728

Oil, Gas & Consumable Fuels 3.4%
Bill Barrett Corp.*                                                               250,900             7,421,622
Bois d'Arc Energy, Inc.* (c)                                                      113,200             1,669,700
Comstock Resources, Inc.*                                                         360,700             9,122,103
                                                                                                   ------------
                                                                                                     18,213,425

Financials 7.6%
Banks 4.0%
PrivateBancorp, Inc.                                                              233,400             8,257,692
Signature Bank*                                                                   263,400             6,426,960
Texas Capital Bancshares, Inc.*                                                   338,800             6,687,912
                                                                                                   ------------
                                                                                                     21,372,564

Diversified Financial Services 2.3%
Affiliated Managers Group, Inc.* (c)                                              179,000            12,231,070
                                                                                                   ------------
Insurance 1.3%
KMG America Corp.*                                                                668,000             6,639,920
                                                                                                   ------------
Health Care 27.7%
Health Care Equipment & Supplies 6.0%
American Medical Systems Holdings, Inc.*                                          476,900             9,847,985
ArthroCare Corp.*                                                                 306,100            10,695,134
Hologic, Inc.*                                                                     19,800               787,050
Wright Medical Group, Inc.* (c)                                                   393,600            10,509,120
                                                                                                   ------------
                                                                                                     31,839,289

Health Care Providers & Services 21.7%
Amedisys, Inc.* (c)                                                               328,800            12,093,264
American Healthways, Inc.* (c)                                                    289,500            12,237,165
AMERIGROUP Corp.*                                                                 282,900            11,372,580
AmSurg Corp.*                                                                     287,800             7,969,182
Centene Corp.* (c)                                                                584,900            19,640,942
Chemed Corp.                                                                      186,700             7,632,296
HealthExtras, Inc.*                                                               342,100             6,865,947
LCA-Vision, Inc. (c)                                                               280618              13598748
Psychiatric Solutions, Inc.*                                                      261,300            12,727,923
United Surgical Partners International, Inc.*                                     216,700            11,285,736
                                                                                                   ------------
                                                                                                    115,423,783

Industrials 8.7%
Commercial Services & Supplies 0.6%
Morningstar, Inc.*                                                                121,300             3,414,595
                                                                                                   ------------
Construction & Engineering 1.3%
Dycom Industries, Inc.*                                                           351,000             6,953,310
                                                                                                   ------------
Machinery 3.2%
Actuant Corp. "A"* (c)                                                            178,800             8,571,672
Watts Water Technologies, Inc. "A"                                                245,200             8,211,748
                                                                                                   ------------
                                                                                                     16,783,420

Road & Rail 0.9%
Heartland Express, Inc.                                                           251,020             4,877,319
                                                                                                   ------------
Transportation Infrastructure 2.7%
Greenbrier Companies, Inc.                                                        185,300             5,021,630
Overnite Corp.                                                                    214,000             9,197,720
                                                                                                   ------------
                                                                                                     14,219,350

Information Technology 22.5%
Communications Equipment 2.6%
ADTRAN, Inc.                                                                      232,000             5,751,280
Foundry Networks, Inc.*                                                           963,900             8,318,457
                                                                                                   ------------
                                                                                                     14,069,737

Electronic Equipment & Instruments 1.8%
National Instruments Corp.                                                        443,300             9,397,960
                                                                                                   ------------
Internet Software & Services 5.7%
Digital River, Inc.* (c)                                                          373,800            11,868,150
j2 Global Communications, Inc.* (c)                                               260,300             8,964,732
Websense, Inc.*                                                                   197,300             9,480,265
                                                                                                   ------------
                                                                                                     30,313,147

Semiconductors & Semiconductor Equipment 6.7%
Emulex Corp.*                                                                     624,500            11,403,370
FormFactor, Inc.*                                                                 297,300             7,854,666
Power Integrations, Inc.*                                                         323,000             6,967,110
Tessera Technologies, Inc.*                                                       290,900             9,718,969
                                                                                                   ------------
                                                                                                     35,944,115

Software 5.7%
Hyperion Solutions Corp.*                                                         235,300             9,468,472
Kronos, Inc.*                                                                     192,700             7,783,153
THQ, Inc.* (c)                                                                    439,700            12,870,019
                                                                                                   ------------
                                                                                                     30,121,644

Telecommunication Services 1.0%
Diversified Telecommunication Services
NeuStar, Inc. "A"*                                                                210,400             5,386,240
                                                                                                   ------------

Total Common Stocks (Cost $440,669,738)                                                             526,820,288
                                                                                                   ------------
Securities Lending Collateral 16.4%
Scudder Daily Assets Fund Institutional, 3.19% (b)(d)
(Cost $87,451,430)                                                             87,451,430            87,451,430
                                                                                                   ------------
Cash Equivalents 1.4%
Scudder Cash Management QP Trust, 3.14% (a)
(Cost $7,643,195)                                                               7,643,195             7,643,195
                                                                                                   ------------

                                                                                  % of
                                                                                 Net Assets          Value ($)
                                                                                 ----------          ---------

Total Investment Portfolio  (Cost $535,764,363)                                     116.8           621,914,913
Other Assets and Liabilities, Net                                                   -16.8           -89,556,842
                                                                                                   ------------
Net Assets                                                                          100.0           532,358,071
                                                                                                   ============

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(b) Scudder Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(c) All or a portion of these securities were on loan. The value of all securities loaned at June 30, 2005 amounted to $84,493,503 which is 15.9% of net assets.

(d) Represents collateral held in connection with securities lending.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Small Cap Growth Fund, a series of
                                    Scudder Advisor Funds


By:                                 /s/Julian Sluyters
                                    ----------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               August 24, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Small Cap Growth Fund, a series of
                                    Scudder Advisor Funds


By:                                 /s/Julian Sluyters
                                    ----------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               August 24, 2005



By:                                 /s/ Paul Schubert
                                    ---------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               August 24, 2005